HELD FOR SALE AND DISCONTINUED OPERATIONS - Results of Algeria operations (Details) - Algeria - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash	$ (682)
Net loss on disposal of Algeria operations		$ (722)	$ 0	$ 0
Assets and liabilities classified as held for sale | Discontinued operations
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash		(682)
Carrying amount of net assets at disposal		(1,530)
De-recognition of non-controlling interest		824
Loss on sale before reclassification of foreign currency translation reserve		(24)
Reclassification of foreign currency translation reserve		(698)
Net loss on disposal of Algeria operations		(722)
Assets and liabilities classified as held for sale | Discontinued operations | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal		$ 175